Document And Entity Information	6 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	E-Home Household Service Holdings Limited
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001769768
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-40375
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN